UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)   (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _4/30

Date of reporting period: _10/31/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
October 31, 2014

Franklin Federal Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Franklin Federal
Tax-Free Income Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and
Statement of Investments	10
Financial Statements	39
Notes to Financial Statements	42
Shareholder Information	48

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Semiannual Report

Franklin Federal Tax-Free Income Fund

We are pleased to bring you Franklin Federal Tax-Free Income Fund’s semiannual report for the period ended October 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.1

Credit Quality Breakdown*
10/31/14
% of Total
Ratings	Long-Term Investments
AAA	10.20%
AA	54.50%
A	22.57%
BBB	8.48%
Below Investment Grade	0.96%
Refunded	2.95%
Not Rated	0.34%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.22 on April 30, 2014, to $12.50 on October 31, 2014. The Fund’s Class A shares paid dividends totaling 24.14 cents per share for the reporting period.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.62% based on an annualization of October’s 3.94 cent per share dividend and the maximum offering price of $13.05 on October 31, 2014. An investor in the 2014 maximum federal personal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 6.40% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Municipal Bond Market Overview

For the six months ended October 31, 2014, municipal bond market performance remained strong as prices rose. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, generated a +3.59% total return for the period.3 In comparison, the Barclays U.S. Treasury Index posted a +2.12% six-month return.3

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable.
Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 13.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Dividend Distributions[2]
5/1/14–10/31/14
	Dividend per share (cents)
Month	Class A	Class C	Advisor Class
May	4.14	3.59	4.26
June	4.09	3.54	4.19
July	4.04	3.49	4.14
August	3.99	3.44	4.09
September	3.94	3.36	4.04
October	3.94	3.36	4.04
Total	24.14	20.78	24.76

A decline in issuance contributed to municipal market strength throughout this reporting period. The decreased supply did not dampen individual or institutional investor appetite as buyers found attractive the higher relative yields offered by this asset class. Investors seeking tax-free income seemed to recognize the value municipal bonds offered despite current, low interest rates. Throughout the period, demand for tax-exempt income remained strong, and municipal bond fund inflows reversed the outflows of the prior year.

During its October meeting, the Federal Reserve Board (Fed) announced the end of its 25-month-long, $1.7 trillion bond-buying program. Economic data during this reporting period continued to indicate positive trends, with the Fed noting substantial improvement in the labor market outlook. In spite of this, the Fed reiterated that rates may remain low for the near future. This apparent commitment to lower interest rates combined with lower levels of new-issue municipal bond supply compared with the previous year helped support a rise in municipal bond prices during the reporting period.

Certain credit events continued to challenge the municipal bond market during the period under review. In July, independent credit rating agencies Standard & Poor’s (S&P), Moody’s Investors Service and Fitch Ratings downgraded Puerto Rico general obligation debt for the second time in 2014. The City of Detroit, Michigan, after filing for the largest municipal bankruptcy in U.S. history, exited bankruptcy protection shortly following the end of the period, after the bankruptcy judge had confirmed the plan of bankruptcy. Detroit faced the daunting task of rebuilding investor confidence. In addition, reports from rating agencies and research organizations mentioned under-funded pensions that could affect the fiscal stability of several states and large municipalities. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the reporting period was no exception.

On June 28, 2014, Puerto Rico Governor Alejandro Garcia Padilla signed into law the Public Corporation Debt Enforcement and Recovery Act. By virtue of its status as a U.S. territory, Puerto Rico, as well as its public agencies, corporations and cities, cannot file for bankruptcy under the U.S. Bankruptcy Code. The governor’s stated intent for this law was to provide an organized, legal framework for Puerto Rico’s public corporations to restructure their debt should they become insolvent. With passage of the act, the market anticipated a significant likelihood that at least one of Puerto Rico’s public corporations would file under the new act. Franklin Templeton Investments joined in a lawsuit filed in Puerto Rico challenging the constitutionality of

Portfolio Breakdown
10/31/14
% of Total
Long-Term Investments*
Utilities	17.8
General Obligation	16.4
Transportation	15.7
Subject to Government Appropriations	11.7
Hospital & Health Care	10.7
Refunded	7.2
Higher Education	6.6
Tax-Supported	6.4
Other Revenue	5.6
Corporate-Backed	1.2
Housing	0.7
*Does not include short-term investments and other net assets.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

the act. At period-end, no Puerto Rico public corporation had filed to reorganize under the act. Market reaction to the new law increased volatility within this sector, but despite the negative reaction, Puerto Rico bonds overall delivered a +2.84% total return during the period, as measured by the Barclays Puerto Rico Municipal Bond Index.4

Franklin Templeton also joined a creditors committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Our value-oriented philosophy of investing primarily for income and stability of principal, when combined with a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the six months under review. Consistent with our strategy, we sought to remain invested in bonds ranging from 15 to 30 years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to maintain its positions in higher coupon bonds, which provided income performance during the reporting period. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s and Fitch. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Barclays.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Performance Summary as of October 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/14	4/30/14		Change
A (FKTIX)	$12.50	$12.22	+$	0.28
C (FRFTX)	$12.49	$12.21	+$	0.28
Advisor (FAFTX)	$12.51	$12.23	+$	0.28

Distributions (5/1/14–10/31/14)
Dividend
Share Class	Income
A	$0.2414
C	$0.2078
Advisor	$0.2476

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 10/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual		Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]		Operating Expenses[4]
A								0.62%
6-Month	+	4.31%		-0.10%
1-Year	+	9.56%	+	4.88%	+	4.92%
5-Year	+	30.86%	+	4.62%	+	4.06%
10-Year	+	59.11%	+	4.30%	+	4.32%
C								1.17%
6-Month	+	4.03%	+	3.03%
1-Year	+	8.96%	+	7.96%	+	8.03%
5-Year	+	27.33%	+	4.95%	+	4.39%
10-Year	+	50.49%	+	4.17%	+	4.20%
Advisor								0.52%
6-Month	+	4.36%	+	4.36%
1-Year	+	9.66%	+	9.66%	+	9.72%
5-Year	+	31.48%	+	5.63%	+	5.06%
10-Year	+	60.70%	+	4.86%	+	4.88%

		Distribution		Taxable Equivalent		30	-Day	Taxable Equivalent 30-Day
Share Class		Rate[5]		Distribution Rate[6]		Standardized Yield[7]		Standardized Yield[6]
A		3.62%		6.40%		2.02%		3.57%
C		3.23%		5.71%		1.55%		2.74%
Advisor		3.88%		6.86%		2.21%		3.90%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond issuer, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
10/31/14.
6. Taxable equivalent distribution rate and yield assume the 2014 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.
7. The 30-day standardized yield for the 30 days ended 10/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/14	Value 10/31/14	Period* 5/1/14–10/31/14
A
Actual	$1,000	$1,043.10	$3.19
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$3.16
C
Actual	$1,000	$1,040.30	$6.02
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Advisor
Actual	$1,000	$1,043.60	$2.68
Hypothetical (5% return before expenses)	$1,000	$1,022.58	$2.65

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Highlights
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.22	$12.79	$12.48	$11.47	$11.89	$11.21
Income from investment operations[a]:
Net investment income[b]	0.24	0.49	0.48	0.51	0.52	0.52
Net realized and unrealized gains (losses)	0.28	(0.57)	0.31	1.02	(0.43)	0.69
Total from investment operations	0.52	(0.08)	0.79	1.53	0.09	1.21
Less distributions from net investment
income	(0.24)	(0.49)	(0.48)	(0.52)	(0.51)	(0.53)
Net asset value, end of period	$12.50	$12.22	$12.79	$12.48	$11.47	$11.89

Total return[c]	4.31%	(0.49)%	6.44%	13.61%	0.78%	11.00%

Ratios to average net assets[d]
Expenses	0.62%	0.62%	0.61%	0.62%	0.62%	0.61%
Net investment income	3.84%	4.11%	3.76%	4.25%	4.41%	4.51%

Supplemental data
Net assets, end of period (000’s)	$8,522,936	$8,243,367	$9,414,734	$8,758,460	$7,925,674	$8,768,920
Portfolio turnover rate	3.03%	8.51%	6.31%	8.55%	14.14%	8.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.21	$12.78	$12.47	$11.46	$11.88	$11.21
Income from investment operations[a]:
Net investment income[b]	0.20	0.43	0.41	0.45	0.45	0.46
Net realized and unrealized gains (losses)	0.29	(0.58)	0.31	1.01	(0.42)	0.67
Total from investment operations	0.49	(0.15)	0.72	1.46	0.03	1.13
Less distributions from net investment
income	(0.21)	(0.42)	(0.41)	(0.45)	(0.45)	(0.46)
Net asset value, end of period	$12.49	$12.21	$12.78	$12.47	$11.46	$11.88

Total return[c]	4.03%	(1.05)%	5.87%	13.00%	0.22%	10.31%

Ratios to average net assets[d]
Expenses	1.17%	1.17%	1.16%	1.17%	1.17%	1.17%
Net investment income	3.29%	3.56%	3.21%	3.70%	3.86%	3.95%

Supplemental data
Net assets, end of period (000’s)	$1,149,123	$1,120,471	$1,525,083	$1,319,527	$1,116,089	$1,222,493
Portfolio turnover rate	3.03%	8.51%	6.31%	8.55%	14.14%	8.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.23	$12.80	$12.49	$11.48	$11.89	$11.22
Income from investment operations[a]:
Net investment income[b]	0.25	0.50	0.49	0.52	0.53	0.54
Net realized and unrealized gains (losses)	0.28	(0.57)	0.31	1.02	(0.42)	0.67
Total from investment operations	0.53	(0.07)	0.80	1.54	0.11	1.21
Less distributions from net investment
income	(0.25)	(0.50)	(0.49)	(0.53)	(0.52)	(0.54)
Net asset value, end of period	$12.51	$12.23	$12.80	$12.49	$11.48	$11.89

Total return[c]	4.36%	(0.39)%	6.54%	13.71%	0.96%	11.01%

Ratios to average net assets[d]
Expenses	0.52%	0.52%	0.51%	0.52%	0.52%	0.52%
Net investment income	3.94%	4.21%	3.86%	4.35%	4.51%	4.60%

Supplemental data
Net assets, end of period (000’s)	$1,546,061	$1,314,233	$1,755,892	$1,389,908	$1,079,061	$875,566
Portfolio turnover rate	3.03%	8.51%	6.31%	8.55%	14.14%	8.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

12 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, October 31, 2014 (unaudited)
	Principal
	Amount	Value
Municipal Bonds 94.6%
Alabama 1.0%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%,
9/01/42	$14,300,000	$15,828,241
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,897,300
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.125%, 1/01/34	5,600,000	6,235,152
Series B, 5.00%, 1/01/38	3,500,000	3,924,900
Series B, 5.00%, 1/01/43	8,000,000	8,886,640
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series B, 5.50%, 9/01/33	18,500,000	20,754,595
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,263,100
Montgomery County PBA Revenue, wts., Montgomery County Facilities Project, NATL Insured,
5.00%, 3/01/31	2,370,000	2,493,856
Pre-Refunded, 5.00%, 3/01/31	3,880,000	4,121,530
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%,
7/01/38	10,000,000	11,419,100
University of Alabama General Revenue, Series A, XLCA Insured, Pre-Refunded, 5.00%,
7/01/28	5,000,000	5,381,700
7/01/32	5,500,000	5,919,870
University of South Alabama University Tuition Revenue, Capital Improvement, Refunding,
AMBAC Insured, 5.00%, 12/01/36	11,570,000	12,164,813
		109,290,797
Alaska 0.6%
Alaska State HFC Revenue, General Housing Purpose, Series A, FGIC Insured, Pre-Refunded,
5.00%,
12/01/29	4,000,000	4,014,040
12/01/30	3,500,000	3,512,285
Alaska State Industrial Development and Export Authority Revenue, Providence Health and
Services, Series A, 5.00%, 10/01/40	10,000,000	10,925,600
Alaska State International Airports Revenue,
Series B, NATL Insured, 5.00%, 10/01/28	5,100,000	5,115,708
Series C, 5.00%, 10/01/33	12,565,000	13,944,134
[a]Anchorage Electric Utility Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	6,625,000	7,396,680
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project,
Assured Guaranty, 6.00%, 9/01/32	20,000,000	23,498,400
		68,406,847
Arizona 2.3%
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	15,984,069
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,989,150
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%,
7/01/38	15,500,000	16,568,725
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%,
2/01/40	10,000,000	11,762,000
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	19,866,400
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	7,200,000	7,726,248
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	26,023,680
senior lien, Series A, 5.00%, 7/01/33	28,000,000	31,303,160

franklintempleton.com

Semiannual Report | 13

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza
Expansion Project, Series B, NATL RE, FGIC Insured, 5.50%,
7/01/32	$6,000,000	$7,878,840
7/01/34	5,000,000	6,607,150
7/01/35	9,860,000	13,054,246
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, Series A, 5.00%,
7/01/32	21,095,000	24,106,311
7/01/34	10,000,000	11,389,100
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	20,798,400
Pinal County Electrical District No. 3 Revenue, Electric System, Refunding, 5.25%, 7/01/36	10,000,000	11,315,700
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Salt River Project, Series A, 5.00%, 1/01/38	10,000,000	10,903,100
University Medical Center Corp. Hospital Revenue, Tucson, 5.00%, 7/01/35	7,000,000	7,101,360
		259,377,639
Arkansas 0.1%
University of Arkansas Revenue, Various Facilities, Fayetteville Campus, Series B, 5.00%,
11/01/37	3,100,000	3,462,390
11/01/42	9,360,000	10,336,248
		13,798,638
California 13.4%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Refunding, Series F-1, 5.00%, 4/01/28	24,000,000	27,845,760
Refunding, Series F-1, 5.00%, 4/01/34	9,530,000	10,824,555
Series F, Pre-Refunded, 5.00%, 4/01/31	20,000,000	21,338,000
Series F-1, Pre-Refunded, 5.00%, 4/01/34	20,250,000	23,197,185
Series F-1, Pre-Refunded, 5.00%, 4/01/39	14,000,000	16,037,560
Series F-1, Pre-Refunded, 5.50%, 4/01/43	30,000,000	34,870,500
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	31,648,855
California State Economic Recovery GO, Refunding, Series A, 5.25%, 7/01/21	28,580,000	33,634,945
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington,
Refunding, Series A, 5.00%, 7/01/40	24,525,000	27,382,408
California State GO, Various Purpose,
6.00%, 5/01/18	535,000	550,033
5.90%, 4/01/23	1,200,000	1,229,544
5.00%, 10/01/29	15,000,000	17,372,550
6.00%, 4/01/38	100,000,000	118,184,000
6.00%, 11/01/39	25,000,000	30,362,250
5.25%, 11/01/40	50,000,000	57,394,000
FGIC Insured, 6.00%, 5/01/20	850,000	874,803
Refunding, 5.25%, 3/01/30	30,000,000	34,865,400
Refunding, 6.00%, 3/01/33	12,000,000	14,856,000
Refunding, 5.25%, 3/01/38	20,000,000	21,876,800
Refunding, 5.50%, 3/01/40	25,000,000	28,647,750
California State Health Facilities Financing Authority Revenue, Children’s Hospital of Orange
County, Series A, 6.50%,
11/01/24	5,000,000	6,200,100
11/01/38	8,000,000	9,824,960

14 | Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	$2,740,000	$3,320,442
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.00%,
4/01/27	3,980,000	4,782,726
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.125%,
4/01/29	5,000,000	6,047,200
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	20,553,840
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	14,129,310
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	36,222,125
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	15,604,423
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	10,000,000	10,727,900
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,560,450
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,737,200
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A,
Assured Guaranty, 5.375%, 8/01/34	15,000,000	16,534,200
Corona-Norco USD, GO, Riverside County, Capital Appreciation, Election of 2006, Series C,
AGMC Insured,
zero cpn., 8/01/39	7,500,000	2,530,725
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	3,798,340
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	9,855,835
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
Refunding, Series A,
5.75%, 1/15/46	25,000,000	28,668,000
6.00%, 1/15/49	20,000,000	23,134,000
zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	12,879,000
zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	15,475,000	10,944,075
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Enhanced,
Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,255,000	13,571,397
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, Series D, zero cpn., 8/01/39	45,000,000	9,144,000
Jefferson UHSD San Mateo County GO, Capital Appreciation, Election of 2006, Series D,
Pre-Refunded, zero cpn.,
8/01/35	10,500,000	3,002,370
8/01/40	10,000,000	1,888,400
8/01/41	13,590,000	2,360,039
Los Angeles Community College District GO, Election of 2008, Series C, 5.25%, 8/01/39	30,000,000	35,762,700
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior,
Refunding, Series A, 5.00%, 5/15/40	25,485,000	29,108,457
Series D, 5.00%, 5/15/40	50,000,000	57,109,000
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%,
7/01/31	20,000,000	23,511,800
Los Angeles USD, GO,
Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	30,872,130
Election of 2004, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/30	52,475,000	56,526,595
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26	10,250,000	11,041,402
Election of 2004, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,000,000	10,772,100
Series KRY, 5.25%, 7/01/34	36,625,000	42,873,591
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	17,187,375
New Haven USD, GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn.,
8/01/31	2,055,000	1,016,465
8/01/32	7,830,000	3,681,353
8/01/33	7,660,000	3,419,884

franklintempleton.com	Semiannual Report | 15

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, 5.25%, 8/01/32	$24,490,000	$27,578,434
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%,
8/01/29	5,585,000	6,105,745
Rialto USD, GO, San Bernardino County, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	7,617,600
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	17,625,293
San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%, 8/01/34	15,000,000	17,182,500
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%,
4/01/31	10,000,000	11,323,200
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	50,000,000	51,046,000
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	5,893,930
Orange County, Capital Appreciation, senior lien, 5.00%, 1/01/33	5,000,000	5,022,050
[a]senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	54,411,500
San Mateo UHSD, GO, Capital Appreciation, Election of 2010,
Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	13,025,400
Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	6,065,000	3,894,215
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A,
zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	26,832,800
Santa Ana USD, GO, Orange County, Capital Appreciation, Election of 2008, Series B,
Assured Guaranty, zero cpn.,
8/01/35	10,000,000	4,113,100
8/01/36	18,865,000	7,293,020
8/01/37	10,000,000	3,659,600
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	28,556,500
Upland USD, GO, San Bernardino County, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	11,636,929
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,392,700
West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,
8/01/29	10,000,000	5,643,000
8/01/30	20,845,000	11,055,980
8/01/31	20,000,000	10,056,000
8/01/32	10,730,000	5,097,608
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding,
Series A, zero cpn., 8/01/34	20,000,000	6,868,200
		1,502,828,111
Colorado 2.2%
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/32	10,000,000	10,955,300
8/01/36	41,235,000	44,987,797
8/01/39	26,930,000	29,229,822
Colorado State Board of Governors University Enterprise System Revenue, Series A,
AGMC Insured, 5.00%, 3/01/37	10,000,000	10,710,200
NATL RE, FGIC Insured, 5.00%, 3/01/37	1,700,000	1,820,734
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/01/37	8,300,000	9,165,275
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%,
11/01/28	10,000,000	11,506,000
11/01/29	5,000,000	5,731,850
Colorado State Health Facilities Authority Revenue,
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,695,100
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,517,700
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,736,120
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	10,000,000	11,759,700

16 | Semiannual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water and Wastewater Public Improvement District Project, Series E,
NATL Insured, 5.00%, 12/01/35	$10,000,000	$10,345,800
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%, 11/15/33	16,405,000	19,234,206
Mesa State College Auxiliary Facilities System Enterprise Revenue, XLCA Insured, Pre-Refunded,
5.00%, 5/15/35	9,950,000	10,205,616
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Refunding and
Improvement, Assured Guaranty, 6.25%, 12/01/30	6,000,000	6,874,560
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	27,866,800
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%,
11/01/32	10,000,000	11,588,300
University of Colorado Enterprise System Revenue, University of Colorado Regents, Series A,
5.375%, 6/01/32	3,500,000	4,065,145
		249,996,025
District of Columbia 2.7%
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
2/01/24	12,120,000	12,630,858
2/01/25	7,000,000	7,293,300
2/01/26	9,950,000	10,365,611
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Sub Series 1,
AGMC Insured, 5.45%, 7/15/35	23,620,000	26,119,941
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	11,460,700
Series A, 5.25%, 12/01/34	11,000,000	12,681,680
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	16,376,250
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured,
5.00%, 6/01/32	5,000,000	5,231,750
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to
4/01/18, 5.00% thereafter, 4/01/32	15,370,000	14,010,831
Medlantic/Helix Issue, Series B, AGMC Insured, 5.00%, 8/15/38	20,000,000	21,014,000
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	11,815,677
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	18,211,139
National Public Radio Inc. Issue, 5.00%, 4/01/35	7,750,000	8,579,095
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%,
5/15/33	35,000,000	39,121,250
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D,
5.50%, 4/01/36	5,000,000	5,694,600
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A,
Pre-Refunded, 6.00%, 10/01/35	8,000,000	9,582,720
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,685,300
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,699,900
Refunding, Series C, 5.25%, 10/01/27	10,745,000	12,298,620
Series A, 5.00%, 10/01/39	5,000,000	5,583,250
Series C, 5.00%, 10/01/26	10,235,000	11,617,953
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation,
second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	25,000,000	28,810,250
		299,884,675

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Semiannual Report | 17

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Florida 6.7%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project,
Series B, 7.00%, 4/01/39	$6,500,000	$7,632,690
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%, 8/01/37	12,245,000	12,629,493
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	8,800,000	9,802,496
Cape Coral Water and Sewer Revenue,
AMBAC Insured, 5.00%, 10/01/36	5,000,000	5,188,450
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	23,240,479
Citizens Property Insurance Corp. Revenue,
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	23,436,400
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	26,958,967
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	11,180,600
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	28,248,250
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	7,968,800
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D,
6.00%, 6/01/23	17,500,000	22,908,375
Florida State Mid-Bay Bridge Authority Revenue, Series A,
AMBAC Insured, zero cpn., 10/01/23	4,950,000	3,267,594
AMBAC Insured, zero cpn., 10/01/24	2,970,000	1,845,291
Pre-Refunded, zero cpn., 10/01/23	50,000	35,954
Pre-Refunded, zero cpn., 10/01/24	30,000	20,374
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,155,128
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,183,900
Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,604,200
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,532,070
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%,
7/01/28	17,650,000	19,829,598
Indian River County School Board COP, NATL RE, FGIC Insured, 5.00%, 7/01/27	16,485,000	17,882,269
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic,
5.00%, 11/15/36	17,950,000	18,806,035
Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32	6,015,000	6,196,412
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway Project, Series B,
CIFG Insured, Pre-Refunded, 5.00%, 10/01/35	10,645,000	11,109,974
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center,
5.50%, 11/15/42	3,800,000	4,177,910
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
Refunding, Series A,
5.50%, 10/01/36	20,000,000	22,842,600
Assured Guaranty, 5.25%, 10/01/33	11,000,000	12,205,270
Assured Guaranty, 5.25%, 10/01/38	13,000,000	14,230,710
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Series A,
5.50%, 4/01/38	12,500,000	13,187,250
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	11,380,600
Refunding, Series A, 5.00%, 7/01/32	6,375,000	7,180,673
Series A, 5.00%, 7/01/40	30,265,000	32,302,440
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	20,000,000	22,767,000
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured,
5.00%, 6/01/30	10,630,000	10,792,639
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,171,200
Series A, Assured Guaranty, 5.25%, 2/01/27	10,000,000	11,031,300

18 | Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32	$10,000,000	$10,025,800
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,616,700
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	5,021,730
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,610,100
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, AGMC Insured, 5.00%,
7/01/38	18,845,000	20,446,071
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	22,186,800
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System,
Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	20,000,000	22,057,800
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	17,099,400
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub. bonds,
Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	19,343,498
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	5,000,000	5,494,600
Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	13,004,160
Series C, 5.00%, 7/01/40	15,000,000	16,483,800
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/28	10,000,000	11,569,400
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	18,135,975
Port St. Lucie Utility System Revenue, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,335,910
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group,
Refunding,
4.75%, 5/01/28	10,000,000	10,687,100
5.00%, 5/01/36	12,500,000	13,330,750
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%,
4/01/39	5,735,000	6,448,262
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated
Group, 5.00%, 8/15/32	31,070,000	33,505,267
St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27	5,785,000	6,015,590
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	21,898,800
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,390,740
		754,641,644
Georgia 3.5%
Athens-Clarke County Unified Government Water and Sewerage Revenue, 5.50%, 1/01/38	14,500,000	16,563,495
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	18,244,950
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Series J, AGMC Insured,
Pre-Refunded, 5.00%, 1/01/29	10,000,000	10,075,700
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A,
AMBAC Insured, 5.00%,
1/01/24	6,385,000	7,118,828
1/01/25	6,955,000	7,783,062
1/01/26	5,000,000	5,599,150
1/01/27	5,000,000	5,647,150
Atlanta Water and Wastewater Revenue,
Refunding, Series A, 6.25%, 11/01/34	20,000,000	23,943,200
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	33,846,900
Series A, NATL Insured, 5.00%, 11/01/33	5,720,000	5,759,068
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project,
5.00%, 7/01/33	5,000,000	5,304,400
5.25%, 7/01/38	10,000,000	10,705,100

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Semiannual Report | 19

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University
Housing Foundation Four LLC Project, Assured Guaranty, 5.375%, 7/01/39	$23,075,000	$25,318,813
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	15,000,000	15,985,200
Series E, 7.00%, 1/01/23	25,000,000	28,654,500
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL Insured,
5.00%, 1/01/27	5,000,000	5,285,400
Clayton County Development Authority Student Housing and Activity Center Revenue,
CSU Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,644,982
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett
College Foundation LLC Project, 6.00%, 7/01/34	10,000,000	11,467,200
[a]Fayette County Hospital Authority Revenue Anticipation Certificates, Piedmont Fayette Hospital
Project, Refunding, Series A, 5.00%, 7/01/39	11,420,000	12,586,325
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, 6.25%, 6/15/40	13,970,000	16,049,155
USG Real Estate Foundation I LLC Project, Assured Guaranty, 5.625%, 6/15/38	5,000,000	5,628,300
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	11,164,600
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	5,000,000	5,347,350
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project,
5.25%, 10/01/35	10,485,000	11,227,023
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured, Pre-Refunded, 5.00%,
3/01/32	6,075,000	6,708,319
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	6,041,550
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
Healthcare System Inc. Project, Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	11,407,300
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	10,000,000	11,277,800
Series A, 5.00%, 10/01/43	10,000,000	11,409,900
Series C, 5.25%, 9/01/39	21,000,000	23,997,330
Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
Research Center LLC Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/15/29	5,000,000	5,027,050
		386,819,100
Hawaii 0.5%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co.
and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,727,975
Hawaii State GO, Series EE, 4.00%, 11/01/32	7,000,000	7,483,700
Honolulu City and County Board of Water Supply Water System Revenue, Refunding, Series A,
NATL Insured, 5.00%, 7/01/36	20,000,000	21,150,200
Honolulu City and County GO, ETM, 6.00%, 12/01/14	150,000	150,636
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%,
6/20/35	1,080,000	1,083,164
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A,
5.00%, 7/01/38	10,000,000	11,147,000
		49,742,675
Idaho 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A,
6.75%, 11/01/37	12,500,000	14,551,375
Illinois 5.7%
Aurora Waterworks and Sewerage Revenue, XLCA Insured, 4.75%, 12/01/36	7,765,000	7,772,221
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/36	19,000,000	6,597,940

20 | Semiannual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,
5.00%, 11/01/44	$2,000,000	$2,070,260
Radian Insured, 5.125%, 11/01/37	5,000,000	5,270,800
Chicago Board of Education GO, Refunding, Series C, AGMC Insured, 5.25%, 12/01/23	10,000,000	11,111,500
Chicago GO,
Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,227,421
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	13,445,000	14,277,380
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	26,000,000	27,522,040
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	22,762,103
Chicago O’Hare International Airport Revenue, General, third lien,
Series A, 5.75%, 1/01/39	5,000,000	5,813,150
Series C, AGMC Insured, 5.25%, 1/01/35	12,850,000	14,022,048
Chicago Park District GO, Series A, 5.00%, 1/01/33	4,500,000	4,874,625
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	11,094,300
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured, 5.50%,
1/01/38	18,000,000	20,098,260
Chicago Waterworks Revenue, second lien, Refunding, 5.00%, 11/01/42	10,000,000	10,834,500
Cook County GO, Refunding, Series A, 5.25%, 11/15/33	8,720,000	9,508,114
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,462,682
South Suburban Hospital, ETM, 7.00%, 2/15/18	2,160,000	2,400,538
Illinois State Finance Authority Revenue,
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	48,789,900
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	17,388,640
Columbia College, NATL Insured, 5.00%, 12/01/32	15,440,000	16,021,934
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	28,650,000	30,485,892
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,844,600
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,396,200
Rush University Medical Center Obligated Group, Refunding, Series B, NATL Insured, 5.75%,
11/01/28	2,500,000	2,850,500
Rush University Medical Center Obligated Group, Refunding, Series B, NATL Insured, 5.25%,
11/01/35	3,000,000	3,308,940
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	11,830,200
Sherman Health Systems, Series A, 5.50%, 8/01/37	5,000,000	5,487,850
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	18,152,700
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	9,027,750
Illinois State GO,
5.25%, 7/01/30	16,915,000	18,538,840
5.50%, 7/01/33	5,000,000	5,613,900
5.50%, 7/01/38	20,000,000	21,945,400
AGMC Insured, 5.00%, 9/01/29	12,000,000	12,209,640
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,452,200
Refunding, 5.00%, 1/01/24	12,820,000	13,832,267
Illinois State Municipal Electric Agency Power Supply System Revenue, Series A, NATL RE,
FGIC Insured, 5.00%, 2/01/35	20,000,000	21,365,800
Illinois State Revenue, Build Illinois, Sales Tax Bonds, Series B, 5.25%, 6/15/34	15,000,000	16,778,700
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%,
1/01/31	10,245,000	11,646,311

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Semiannual Report | 21

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.50%, 6/15/20	$8,240,000	$9,097,207
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.55%, 6/15/21	6,000,000	6,610,680
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
zero cpn. to 6/14/17, 5.65% thereafter, 6/15/22	30,000,000	30,716,400
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	16,340,250
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
Convention Center, ETM, 7.00%, 7/01/26	12,000,000	16,126,320
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project,
Series A, 5.00%, 6/15/42	5,000,000	5,386,300
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	16,989,493
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	720,000	843,077
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government
Program, AGMC Insured, zero cpn.,
12/01/24	3,850,000	2,588,663
12/01/26	7,700,000	4,684,064
University of Illinois University Revenue, Auxiliary Facilities System,
Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,249,513
Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,495,050
Series A, 5.75%, 4/01/38	7,000,000	8,060,080
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co.
Project, 5.45%, 2/01/23	3,600,000	3,612,384
		637,487,527
Indiana 1.4%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	5,220,000	5,406,145
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A,
5.50%, 2/01/29	9,000,000	10,238,490
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/27	6,500,000	7,027,410
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project,
Refunding, Series B, 6.00%, 8/01/39	10,000,000	11,230,900
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A,
6.75%, 3/01/39	9,750,000	11,424,075
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project,
6.375%, 9/15/41	12,500,000	13,846,250
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien,
Refunding, Series A, 5.00%, 10/01/39	30,000,000	33,980,400
Series A, 5.00%, 10/01/37	5,000,000	5,653,950
Series A, 5.25%, 10/01/38	12,000,000	13,648,320
Series A, 4.00%, 10/01/42	22,615,000	23,060,290
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%,
1/01/39	4,000,000	4,532,240
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project, Series F,
Assured Guaranty, 5.00%, 1/01/35	10,000,000	11,150,700
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C,
NATL Insured, 5.60%, 11/01/16	5,000,000	5,389,950
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%,
10/01/28	2,000,000	2,332,460
		158,921,580

22 | Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Kansas 0.2%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	$6,250,000	$7,200,875
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,360,570
Series A, BHAC Insured, 5.25%, 9/01/34	5,000,000	5,495,200
		16,056,645
Kentucky 0.8%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A,
AMBAC Insured, 5.75%, 2/01/26	12,500,000	14,223,875
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
8/15/16	7,005,000	6,903,848
8/15/17	7,115,000	6,899,558
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare
Inc., Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	7,791,145
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville
Arena Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,269,200
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A,
NATL Insured, 5.00%, 9/01/32	10,000,000	10,899,600
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%,
11/01/28	15,000,000	17,283,300
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project,
Refunding and Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,276,240
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and
St. Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,486,280
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	7,000,000	7,804,370
		92,837,416
Louisiana 1.9%
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%, 2/01/39	6,000,000	6,703,020
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	12,485,000	13,759,718
Lafayette Public Improvement Sales Tax GO, Series B, NATL Insured, Pre-Refunded, 4.75%,
3/01/30	5,055,000	5,180,718
Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities, Housing and Package
Project, Assured Guaranty, 5.50%, 10/01/35	6,000,000	6,757,680
Louisiana Local Government Environmental Facilities and CDA Revenue,
Bossier City Public Improvement Projects, AMBAC Insured, 5.00%, 11/01/32	6,730,000	7,249,960
sub. lien, East Baton Rouge, Series A, 5.00%, 2/01/44	5,820,000	6,435,989
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health
System Project, Series A, 6.75%, 7/01/39	10,000,000	11,679,100
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project,
Assured Guaranty, 5.00%, 11/01/30	10,000,000	10,766,500
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,337,430
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,260,000	10,746,427
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,529,300
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,908,500
Louisiana State Gasoline and Fuels Tax Revenue,
second lien, Series B, 5.00%, 5/01/45	13,690,000	15,234,643
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/35	31,040,000	31,778,441

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Semiannual Report | 23

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
AMBAC Insured, 5.00%, 7/01/36	$6,230,000	$6,480,820
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	40,500,000	42,758,280
		217,306,526
Maine 0.3%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan
Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	12,190,000	13,246,263
Maine State Health and Higher Educational Facilities Authority Revenue, Maine General Medical
Center Issue,
6.75%, 7/01/36	4,250,000	4,724,725
7.00%, 7/01/41	10,000,000	11,197,600
		29,168,588
Maryland 1.0%
Baltimore Project Revenue,
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,734,850
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,350,400
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37	8,130,000	8,781,701
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,933,650
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
Refunding, Assured Guaranty, 5.00%, 6/01/33	15,000,000	15,685,650
Maryland State GO, Refunding, Second Series C, 5.00%, 8/01/23	24,265,000	30,228,366
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	3,000,000	3,649,740
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	3,000,000	3,201,810
Upper Chesapeake Hospitals Issue, Series C, 6.00%, 1/01/38	5,000,000	5,468,700
Western Maryland Health System Issue, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/34	19,345,000	20,265,435
		110,300,302
Massachusetts 2.8%
Massachusetts Bay Transportation Authority Revenue, Assessment, Refunding, Series A, 5.25%,
7/01/34	27,630,000	31,439,072
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
5.00%, 7/01/28	10,000,000	12,443,300
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Senior, Refunding, Series B, 5.00%, 1/01/37	31,000,000	33,387,000
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	22,105,176
Massachusetts/Saltonstall Redevelopment Building Corp. Project, 100 Cambridge Street
Redevelopment, Series A, NATL Insured, 5.125%, 8/01/28	6,735,000	6,740,590
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,271,100
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,867,800
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	12,715,000	13,997,181
Refunding, Series K, 5.25%, 7/01/29	10,000,000	10,724,800
Series H, Assured Guaranty, 6.35%, 1/01/30	4,660,000	5,017,142
Massachusetts State GO, Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,879,200

24 | Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	$10,000,000	$10,860,300
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,394,800
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	22,229,600
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,448,115
Springfield College Issue, 5.50%, 10/15/31	1,710,000	1,888,507
Springfield College Issue, 5.625%, 10/15/40	7,000,000	7,676,480
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,885,915
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 8/15/30	2,005,000	2,081,030
AMBAC Insured, 4.50%, 8/15/35	30,000,000	31,831,800
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,
6/01/35	11,795,000	12,443,135
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A, 5.00%,
8/01/32	225,000	225,662
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	450,000	451,633
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%,
11/01/39	20,000,000	23,149,800
		309,439,138
Michigan 2.8%
Detroit City School District GO, School Building and Site Improvement, Refunding, Series A,
5.00%,
5/01/30	1,245,000	1,361,943
5/01/33	1,500,000	1,616,355
Detroit GO, Distribution State Aid, 5.00%, 11/01/30	22,500,000	24,334,425
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.00%,
7/01/30	5,470,000	5,512,885
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien,
Refunding, Series A, 5.25%, 7/01/39	12,000,000	12,873,720
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%, 5/01/31	21,800,000	23,458,544
Michigan State Building Authority Revenue, Facilities Program,
Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,283,000
Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,747,913
Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	23,529,143
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,475,000	10,012,517
Series H, 5.125%, 10/15/33	12,500,000	13,943,125
Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,652,450
Michigan State Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,750,000	33,094,792
School District of the City of Detroit, Refunding, 5.00%, 6/01/18	2,400,000	2,613,216
School District of the City of Detroit, Refunding, 5.00%, 6/01/19	1,900,000	2,088,461
School District of the City of Detroit, Refunding, 5.00%, 6/01/20	1,500,000	1,671,585
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,600,100
Michigan State GO, Environmental Program, Refunding, Series A,
6.00%, 11/01/24	1,000,000	1,201,390
5.50%, 11/01/25	1,000,000	1,151,870
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	405,000	425,384
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, 6.00%, 6/01/29	4,000,000	4,705,280
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,769,050
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	10,000,000	11,137,700

franklintempleton.com	Semiannual Report | 25

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt
Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	$7,000,000	$8,243,760
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed,
Senior Series A, 6.00%, 6/01/34	42,680,000	36,277,146
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated
Group,
Refunding, Series W, 6.375%, 8/01/29	10,000,000	11,918,400
Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	25,562,600
Wayne State University Revenue, General, AMBAC Insured, 5.00%, 11/15/36	5,000,000	5,420,500
		310,207,254
Minnesota 0.2%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,945,240
6.75%, 11/15/32	6,250,000	7,382,688
Western Minnesota Municipal Power Agency Revenue, Series A, 5.00%, 1/01/46	5,000,000	5,687,900
		26,015,828
Mississippi 0.6%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding,
5.875%, 4/01/22	45,000,000	45,024,300
Mississippi Development Bank Special Obligation Revenue,
City of Jackson GO Capital City Convention Center Project, Refunding, Series A, 5.00%,
3/01/36	10,000,000	12,569,800
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,426,936
		62,021,036
Missouri 0.4%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke’s
Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,990,800
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/34	14,000,000	14,761,740
Plum Point Project, NATL Insured, 5.00%, 1/01/34	13,000,000	13,411,190
		45,163,730
Nebraska 1.6%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured,
Pre-Refunded, 5.00%, 12/15/31	5,795,000	6,349,639
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,763,650
Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36	24,725,000	26,495,063
Lincoln Electric System Revenue, Pre-Refunded, 5.00%, 9/01/31	8,645,000	8,987,947
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services
Project, Series A-1, 6.00%, 7/01/33	12,000,000	13,084,320
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A,
BHAC Insured, 5.375%, 4/01/39	5,000,000	5,660,750
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC Insured,
5.00%, 2/01/35	30,000,000	31,215,600
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36	9,000,000	9,787,590
Omaha Public Power District Revenue, Electric System, Series C, 5.00%, 2/01/39	23,305,000	25,604,038
Omaha Public Power District Separate Electric System Revenue, Nebraska City 2, Series A,
AMBAC Insured, 5.00%, 2/01/30	12,165,000	12,606,833

26 | Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Nebraska (continued)
University of Nebraska Revenue,
Kearney Student Fees and Facilities, 5.00%, 7/01/30	$5,000,000	$5,206,100
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,632,600
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,362,050
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,606,550
Omaha Student Facilities Project, 5.00%, 5/15/32	5,000,000	5,415,600
University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,374,000
		181,152,330
Nevada 0.3%
Clark County School District GO,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	15,000,000	16,942,950
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/15/21	10,000,000	10,529,000
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	6,015,000	6,039,421
		33,511,371
New Hampshire 0.2%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
6/20/33	4,818,000	4,822,915
New Hampshire Health and Education Facilities Authority Revenue, The Memorial Hospital Issue,
Refunding, 5.25%,
6/01/26	1,000,000	1,019,900
6/01/36	1,100,000	1,109,361
New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire
Catholic Charities Issue, 5.80%, 8/01/22	885,000	885,867
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	12,715,200
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group,
Series A, 6.125%, 10/01/39	5,000,000	5,598,650
		26,151,893
New Jersey 3.1%
Bayonne GO, General Improvement, Refunding, 5.75%, 7/01/35	9,000,000	10,328,850
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,043,500
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,017,550
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	15,000,000	16,396,350
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31	14,775,000	16,084,065
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	24,213,420
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	20,000,000	20,325,000
School Facilities, Series U, 5.00%, 9/01/37	7,715,000	8,078,068
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	14,285,000	16,049,769
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset
Transformation Program, Series A, 5.25%, 10/01/38	10,000,000	10,815,400
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%,
6/15/25	20,305,000	22,958,457
6/15/26	8,000,000	9,015,520
6/15/27	4,000,000	4,494,720
6/15/28	2,000,000	2,235,300
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%,
10/01/28	2,735,000	2,879,791

franklintempleton.com

Semiannual Report | 27

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
Series A, 6.00%, 12/15/38	$39,505,000	$46,187,666
Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	24,713,281
Series B, 5.25%, 6/15/36	10,000,000	10,925,800
Series D, 5.25%, 12/15/23	50,000,000	58,909,000
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
5.15% thereafter, 1/01/35	10,000,000	10,449,400
Series E, 5.25%, 1/01/40	13,925,000	15,578,872
		345,699,779
New York 7.7%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%,
5/01/33	12,500,000	14,589,625
MTA Dedicated Tax Fund Revenue, Series B,
5.25%, 11/15/28	6,000,000	7,044,360
5.25%, 11/15/29	4,000,000	4,685,720
5.25%, 11/15/30	3,000,000	3,506,400
5.00%, 11/15/34	15,000,000	16,965,750
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	15,000,000	16,743,150
Series A, 5.00%, 11/15/37	25,000,000	27,093,000
Series A, 5.00%, 11/15/38	11,800,000	13,224,496
Series C, 6.50%, 11/15/28	15,000,000	18,162,900
Series D, 5.00%, 11/15/34	10,000,000	11,077,800
Series D, 5.00%, 11/15/36	9,500,000	10,676,575
Sub Series A-1, 5.00%, 11/15/40	30,000,000	33,480,300
[a]Sub Series D-1, 5.00%, 11/15/39	15,000,000	16,834,950
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,693
Fiscal 2009, Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,905,700
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	28,620,504
Fiscal 2013, Series F, Sub Series F-1, 5.00%, 3/01/30	20,000,000	23,277,800
Series F, 5.25%, 1/15/23	5,000	5,018
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	6,000,000	6,920,460
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,903,500
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	73,642,845
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	17,236,950
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	11,364,300
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	35,258,551
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,766,250
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	23,253,600
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,493,117
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,723,989
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	39,283,300
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	5,300,000	6,059,596
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	15,000,000	17,082,750
Fiscal 2014, sub. bond, Series A, Sub Series A-1, 5.00%, 11/01/34	15,000,000	17,373,900

28 | Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
AMBAC Insured, 5.00%, 11/15/30	$10,000,000	$10,394,300
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	28,440,000
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding,
5.625%, 1/15/46	25,000,000	28,159,250
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	7,114,380
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	40,000,000	47,478,400
5.50%, 10/01/37	24,995,000	30,455,658
New York State Dormitory Authority Lease Revenues, State University Dormitory Facilities,
Series A, 5.00%, 7/01/41	10,000,000	11,230,200
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community
Colleges, Series C, 6.00%, 7/01/31	23,215,000	27,480,060
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose,
Series A, 5.00%, 2/15/36	15,000,000	17,089,500
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,
6.10%, 11/01/15	95,000	95,251
6.125%, 11/01/20	240,000	240,492
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,442,600
State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,601,150
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-Ninth
Series, 5.00%, 12/01/38	20,000,000	22,967,600
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, Pre-Refunded,
5.50%, 1/01/30	15,000,000	18,740,550
Triborough Bridge and Tunnel Authority Revenues, General, MTA Bridges and Tunnels,
Series A, 5.25%, 11/15/38	25,000,000	28,145,250
Series A-2, 5.25%, 11/15/34	7,500,000	8,488,425
		863,000,915
North Carolina 2.2%
Charlotte Airport Revenue, Series A, NATL Insured, 5.00%, 7/01/34	6,000,000	6,000,840
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	14,484,990
Transit Projects, Phase II, Series E, 5.00%, 6/01/30	15,940,000	16,306,461
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series B, 6.00%, 1/01/22	1,250,000	1,552,563
Refunding, Series B, 6.25%, 1/01/23	39,030,000	49,404,174
Series A, 5.50%, 1/01/26	4,500,000	5,086,530
North Carolina State Capital Improvement Limited Obligation Revenue, Series A, 5.00%,
5/01/23	20,000,000	23,399,000
5/01/24	5,500,000	6,384,565
5/01/25	5,750,000	6,674,772
5/01/26	20,000,000	23,273,800
5/01/27	4,500,000	5,202,450
5/01/28	4,250,000	4,903,395
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	12,202,000
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	6,971,850
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	6,714,379
Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,664,287
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,786,698

franklintempleton.com	Semiannual Report | 29

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	$13,115,000	$14,678,964
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	27,544,077
		250,235,795
North Dakota 0.3%
Grand Forks Health Care System Revenue, Altru Health System Obligated Group,
Assured Guaranty, 5.00%, 12/01/26	8,385,000	8,758,384
Refunding, 5.50%, 12/01/20	8,870,000	9,757,000
Refunding, 5.50%, 12/01/24	13,945,000	14,981,811
		33,497,195
Ohio 2.8%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,
12/01/29	10,000,000	11,587,700
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding,
Series A, 5.00%, 2/15/38	22,500,000	24,244,200
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	7,295,603
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
Senior Capital Appreciation Turbo Term Bond, Series A-3, 6.25%, 6/01/37	15,000,000	12,520,500
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	8,934,863
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative
Headquarters Project, 5.00%, 7/01/37	6,000,000	7,272,300
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,842,120
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%,
1/01/38	21,060,000	23,632,690
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,720,100
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/34	4,000,000	4,375,840
Maple Heights City School District GO, School Facilities Improvement,
5.00%, 1/15/37	23,890,000	25,293,537
Pre-Refunded, 5.00%, 1/15/37	5,480,000	6,013,697
Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
12/01/31	8,000,000	8,394,640
12/01/36	13,725,000	14,328,488
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,534,650
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%,
6/01/18	8,500,000	9,519,575
Ohio State GO, Infrastructure Improvement, Series A, 5.375%, 9/01/28	10,000,000	11,310,100
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23,
5.75% thereafter, 2/15/35	35,000,000	27,966,400
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38	10,000,000	11,380,100
Ohio State Water Development Authority PCR, FirstEnergy Nuclear Generation Corp. Project,
Mandatory Put 6/01/16, Refunding, Series A, 5.875%, 6/01/33	13,000,000	13,924,560
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%,
2/15/38	17,000,000	18,671,440
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,556,600
		311,319,703
Oregon 0.8%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,788,400
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A,
4.50%, 11/15/32	30,000,000	31,479,300

30 | Semiannual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Oregon State GO, State Board of Higher Education, Series A, Pre-Refunded, 5.00%,
8/01/26	$3,340,000	$3,457,802
8/01/26	3,290,000	3,407,289
8/01/27	3,505,000	3,628,621
8/01/27	3,450,000	3,572,992
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	25,000,000	28,219,750
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,816,901
		92,371,055
Pennsylvania 2.5%
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	15,449,677
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,979,053
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	5,400,000	5,923,314
Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,521,950
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project,
Series A, 5.375%, 8/15/28	5,000,000	5,497,850
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	21,639,200
Pennsylvania State Economic Development Financing Authority Water Facility Revenue,
Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,500,000	14,372,625
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, Refunding,
NATL Insured, 5.00%, 4/01/33	13,225,000	13,841,682
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter,
6/01/33	5,000,000	5,863,100
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,311,310
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	21,604,600
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	5,755,200
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	17,120,100
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,652,800
Philadelphia Gas Works Revenue, Fifth Series A-1, AGMC Insured, 5.00%, 9/01/29	5,000,000	5,010,900
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	12,362,680
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage,
North Philadelphia Health Systems, Refunding, Series A, FHA Insured,
5.30%, 1/01/18	770,000	772,549
5.35%, 1/01/23	5,690,000	5,708,720
5.375%, 1/01/28	3,700,000	3,706,142
Philadelphia Municipal Authority Lease Revenue, 6.375%, 4/01/29	4,500,000	5,253,705
Philadelphia RDAR, Neighborhood Transformation Initiative, Series C, NATL RE, FGIC Insured,
5.00%,
4/15/29	10,965,000	11,061,273
4/15/30	12,000,000	12,102,120
Philadelphia School District GO, Series E,
6.00%, 9/01/38	24,665,000	27,620,113
Pre-Refunded, 6.00%, 9/01/38	335,000	399,186
Philadelphia Water and Wastewater Revenue, Series A,
5.25%, 1/01/25	1,000,000	1,119,190
5.00%, 1/01/26	5,000,000	5,523,600
5.00%, 1/01/27	1,750,000	1,927,415
5.25%, 1/01/32	5,000,000	5,499,900

franklintempleton.com

Semiannual Report | 31

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise
Tower Revenue, Refunding, Assured Guaranty, 5.00%, 2/01/35	$18,000,000	$19,596,780
		283,196,734
Rhode Island 1.2%
Narragansett Bay Commission Wastewater System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 8/01/30	7,990,000	8,274,843
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty,
5.50%, 5/15/27	17,300,000	19,787,567
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,264
Series 10-A, 6.50%, 10/01/22	220,000	220,251
Series 10-A, 6.50%, 4/01/27	130,000	130,168
Rhode Island State EDC Airport Revenue, Series B, NATL Insured, 5.00%,
7/01/27	12,280,000	12,603,332
7/01/30	14,965,000	15,134,254
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue,
Brown University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	10,124,730
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
New England Institute of Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	17,482,731
Rhode Island State Health and Educational Building Corp. Revenue,
Higher Education Facility, Board of Governors for Higher Education, University of Rhode Island,
Educational and General Issue, Refunding, Series G, AMBAC, 5.00%, 9/15/30	10,000,000	10,292,900
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured,
5.00%, 5/15/26	5,000,000	5,282,850
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured,
5.00%, 5/15/32	12,440,000	13,035,254
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,597,854
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%,
5/15/37	10,585,000	11,850,543
		133,972,541
South Carolina 1.4%
Charleston Educational Excellence Finance Corp. Revenue, Charleston County School District
Project, Pre-Refunded, 5.25%, 12/01/30	8,000,000	8,434,240
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for
Tomorrow, Refunding, 5.00%, 12/01/28	7,500,000	8,134,725
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School
District No. 50, South Carolina Project, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,368,776
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
Project, Pre-Refunded, 5.00%, 12/01/26	12,300,000	12,343,173
Newberry Investing in Children’s Education Installment Revenue, Newberry County School District
Project, Pre-Refunded, 5.00%, 12/01/30	4,000,000	4,204,200
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,858,400
SCAGO Educational Facilities Corp. for Beaufort School District Revenue, Installment Purchase,
School District of Beaufort County Project, Refunding, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,739,218
SCAGO Educational Facilities Corp. for Chesterfield School District Revenue, Installment
Purchase, Chesterfield County School District Project, Assured Guaranty, 5.00%, 12/01/29	7,500,000	7,930,800
SCAGO Educational Facilities Corp. for Colleton School District Revenue, Installment Purchase,
School District of Colleton County Project, Assured Guaranty, 5.00%,
12/01/25	3,340,000	3,558,503
12/01/26	4,000,000	4,253,280

32 | Semiannual Report

franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase,
School District of Pickens County Project, AGMC Insured, 5.00%,
12/01/25	$18,900,000	$20,560,743
12/01/31	10,000,000	10,751,800
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%,
2/01/29	4,000,000	4,511,160
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,263,520
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,793,400
South Carolina State Public Service Authority Revenue, Refunding,
Series A, 5.50%, 1/01/38	7,500,000	8,554,425
Series B, 5.25%, 1/01/34	6,000,000	6,745,620
University of South Carolina Higher Education Revenue, Special Moore School Business Project,
5.00%, 5/01/32	11,490,000	13,178,685
		161,184,668
South Dakota 0.4%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,360,160
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,269,670
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,381,150
Sanford Health, 5.00%, 11/01/27	2,355,000	2,496,795
Sanford Health, 5.00%, 11/01/40	12,945,000	13,369,596
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,479,695
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,607,180
		42,964,246
Tennessee 0.2%
Knox County Health Educational and Housing Facility Board Revenue, University Health System
Inc., Refunding, 5.25%, 4/01/27	17,500,000	18,880,400
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/40	5,000,000	5,679,600
		24,560,000
Texas 9.6%
Allen ISD, GO, Collin County, School Building Unlimited Tax, Series A, 5.00%, 2/15/39	11,575,000	12,971,408
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, 5.25%, 8/01/33	8,675,000	9,775,684
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,348,546
Austin ISD, GO, Travis County, Refunding, 5.00%, 8/01/33	10,000,000	11,365,500
Austin Water and Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/38	20,000,000	22,780,000
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax and Revenue,
AGMC Insured, 5.00%, 6/15/37	20,000,000	21,298,400
Bexar County Hospital District GO, Certificates of Obligation, Combination Tax and Revenue,
5.00%, 2/15/38	10,000,000	10,697,000
Central Texas Regional Mobility Authority Revenue, senior lien, Refunding, 6.00%, 1/01/41	14,000,000	16,039,100
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,565,740
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,605,850
junior lien, Refunding, 5.00%, 7/15/37	12,625,000	13,892,171
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee,
5.00%, 8/01/36	13,900,000	15,346,990
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	21,292,227

franklintempleton.com	Semiannual Report | 33

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%,
2/15/29	$28,325,000	$30,567,490
Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35	10,000,000	11,399,800
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	27,780,000
Joint, Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,666,900
Denton ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/38	15,710,000	16,923,755
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,933,723
Forney ISD, GO, School Building, Series A, PSF Guarantee, 6.00%, 8/15/37	2,000,000	2,319,700
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	6,963,417
Grand Parkway Transportation Corp. System Toll Revenue, Series B, zero cpn. to 9/30/23, 5.80%
thereafter, 10/01/45	10,000,000	7,303,900
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann
Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	16,895,385
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.125%,
2/15/32	10,215,000	10,728,202
Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33	10,000,000	11,155,800
Hays County GO, Road, 5.00%, 2/15/36	6,960,000	7,620,226
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue, senior lien, Refunding,
5.25%, 12/01/38	5,000,000	5,725,150
5.00%, 12/01/43	5,000,000	5,492,900
Houston Airport System Revenue, Refunding, second lien, Series A, 5.50%,
7/01/34	5,000,000	5,712,550
7/01/39	30,850,000	35,234,710
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	11,326,400
Keller ISD, GO, School Building, 5.50%, 2/15/35	10,000,000	11,810,500
Laredo Waterworks Sewer System Revenue,
5.25%, 3/01/40	16,535,000	18,489,768
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,690,350
Lower Colorado River Authority Revenue, Refunding and Improvement, 2014, Series A,
NATL Insured, 5.00%, 5/15/26	50,000	50,144
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services
Corp. Project, Refunding,
5.50%, 5/15/36	15,310,000	16,810,227
Series A, 5.00%, 5/15/36	10,000,000	11,144,400
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Refunding and Improvement, 6.25%, 2/15/37	5,000,000	5,756,500
Manor ISD, GO, School Building, PSF Guarantee, 5.00%, 8/01/37	8,175,000	8,726,894
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,493,400
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,067,200
North Harris County Regional Water Authority Revenue, senior lien,
5.25%, 12/15/33	27,000,000	29,474,280
5.50%, 12/15/38	25,000,000	27,891,500
[a]Refunding, 5.00%, 12/15/34	5,040,000	5,752,757
[a]Refunding, 5.00%, 12/15/35	5,190,000	5,900,096
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to
1/01/15, 6.50% thereafter, 1/01/43	25,000,000	30,630,500
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,405,175
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,488,150
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	24,081,500

34 | Semiannual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue, (continued)
System, first tier, Refunding, Series A, 6.25%, 1/01/39	$12,500,000	$14,494,125
System, first tier, Refunding, Series A, 5.75%, 1/01/40	35,000,000	38,834,600
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	17,135,850
System, second tier, Refunding, Series F, 5.75%, 1/01/38	30,000,000	33,345,000
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	15,712,200
Rio Grande City Consolidated ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/37	10,510,000	11,101,293
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	11,270,900
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention
Center Refinancing and Expansion Project, 4.00%,
9/15/34	9,000,000	9,225,630
9/15/42	41,000,000	41,025,830
San Jacinto River Authority Special Project Revenue, Group Project, AGMC Insured, 5.00%,
10/01/32	5,000,000	5,450,500
10/01/37	3,000,000	3,222,120
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A,
5.00%, 10/01/38	24,380,000	27,635,217
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,645,700
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,924,536
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist
Health System, FGIC Insured, ETM, 6.00%, 9/01/24	4,000,000	4,840,240
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,284,600
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
10/01/20	500,000	666,745
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	40,000,000	46,548,400
Transportation Commission-Mobility Fund, Refunding, 5.00%, 10/01/23	46,345,000	57,548,904
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,965,160
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%,
9/01/40	15,250,000	16,453,072
Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%, 4/01/33	10,000,000	10,880,800
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation,
AMBAC Insured, zero cpn., 8/15/31	43,500,000	15,993,210
Texas State University System Financing Revenue, Refunding, AGMC Insured, 5.00%, 3/15/26	6,425,000	6,754,410
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center, Regional
Healthcare System Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	6,514,500
		1,079,865,507
Utah 1.3%
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	16,653,000
Metropolitan Water District Salt Lake and Sandy Water Revenue, Refunding, Series A, 5.00%,
7/01/37	13,950,000	15,784,007
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
8/15/30	5,730,000	5,944,990
St. George Electric Revenue, AGMC Insured, 5.00%,
6/01/33	5,000,000	5,280,650
6/01/38	5,000,000	5,241,100
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%,
8/01/43	21,975,000	24,968,654
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37	5,000,000	5,496,900
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding,
5.25%, 12/01/27	9,735,000	10,894,341

franklintempleton.com	Semiannual Report | 35

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Utah (continued)
Utah State Transit Authority Sales Tax Revenue, Series A,
5.25%, 6/15/38	$13,185,000	$14,689,936
AGMC Insured, 5.00%, 6/15/36	33,000,000	36,516,810
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	8,080,659
		149,551,047
Vermont 0.6%
University of Vermont and State Agricultural College Revenue, NATL Insured, Pre-Refunded,
5.00%, 10/01/30	12,210,000	12,743,333
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Refunding, Series B, AGMC Insured, 5.00%,
12/01/34	5,500,000	5,922,070
Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36	5,000,000	5,171,350
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	11,230,600
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	30,253,550
		65,320,903
Virginia 0.3%
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%,
3/01/37	11,130,000	11,951,839
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured,
5.00%, 6/15/30	6,000,000	6,176,940
Norfolk Parking System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 2/01/27	5,000,000	5,058,150
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program,
Series A, 5.00%, 11/01/39	12,355,000	13,856,256
		37,043,185
Washington 2.9%
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,
5.00%, 11/01/34	11,405,000	12,539,341
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	13,522,355
6/01/39	16,250,000	18,358,600
Goat Hill Properties Lease Revenue, Government Office Building Project, NATL Insured,
Pre-Refunded, 5.00%, 12/01/33	18,500,000	18,565,675
King County GO, Sewer Revenues, 5.125%, 1/01/33	10,000,000	11,368,300
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,306,850
King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	7,993,581
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	10,000,000	10,751,800
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,720,600
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	14,530,000	14,988,276
Various Purpose, Series A, 5.00%, 7/01/33	44,300,000	49,710,359
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., 6.75%, 7/01/29	5,000,000	5,738,500
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,540,400
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/34	17,550,000	19,241,118
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,830,148
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,778,070
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,242,968
Providence Health and Services, Refunding, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/36	9,750,000	10,191,285
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	11,143,800
[a]Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	19,000,000	21,132,180

36 | Semiannual Report		franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State Health Care Facilities Authority Revenue, (continued)
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	$250,000	$271,958
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	32,943,600
Virginia Mason Medical Center, Series C, Radian Insured, 5.50%, 8/15/36	16,000,000	17,383,040
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Refunding,
5.375%, 10/01/29	3,000,000	3,348,780
5.875%, 10/01/34	6,000,000	6,822,300
		328,433,884
West Virginia 0.5%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply
Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,250,380
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,430,220
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,639,891
West Virginia State GO, Series A, NATL RE, FGIC Insured, 5.20%, 11/01/26	10,000,000	11,632,800
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%,
10/01/44	10,000,000	11,326,800
		57,280,091
Wisconsin 0.8%
Monroe RDAR, 6.00%, 2/15/39	11,790,000	13,039,740
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	30,188,167
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	6,865,000	7,707,885
Marquette University, Refunding, Series B-1, 5.00%, 10/01/33	1,500,000	1,641,690
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	3,470,000	3,896,046
Marquette University, Series B-3, 5.00%, 10/01/30	2,150,000	2,413,977
Marquette University, Series B-3, 5.00%, 10/01/33	1,750,000	1,916,180
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/31	1,500,000	1,635,870
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/34	8,000,000	8,682,800
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	10,000,000	10,233,200
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,633,500
		86,989,055
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork
Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	6,149,770
U.S. Territories 2.6%
Puerto Rico 2.5%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.375%,
5/15/33	15,410,000	15,478,421
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded,
5.00%, 7/01/36	62,000,000	66,819,260
5.50%, 7/01/36	7,000,000	7,601,860
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	9,462,689
Series XX, 5.25%, 7/01/40	15,000,000	7,500,150
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%,
7/01/19	530,000	450,648

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Semiannual Report | 37

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series D, 5.25%, 7/01/27	$3,265,000	$2,428,899
Series N, 5.00%, 7/01/37	20,000,000	13,533,200
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31	21,000,000	11,079,390
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	25,000,000	19,165,250
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter,
8/01/33	36,500,000	21,214,530
first subordinate, Series A, 5.50%, 8/01/42	40,000,000	29,863,200
first subordinate, Series A, 6.00%, 8/01/42	22,500,000	17,592,075
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	37,661,500
Refunding, Senior Series C, 5.00%, 8/01/40	27,825,000	21,718,247
Senior Series C, 5.25%, 8/01/40	7,150,000	5,662,800
		287,232,119
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien,
Refunding, Series B, 5.25%, 10/01/29	5,750,000	6,451,845
Total U.S. Territories		293,683,964
Total Municipal Bonds before Short Term Investments
(Cost $9,657,968,828)		10,611,398,727
Short Term Investments (Cost $19,400,000) 0.2%
Municipal Bonds 0.2%
Georgia 0.2%
[b]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding,
First Series, Daily VRDN and Put, 0.06%, 7/01/49	19,400,000	19,400,000
Total Investments (Cost $9,677,368,828) 94.8%		10,630,798,727
Other Assets, less Liabilities 5.2%		587,320,964
Net Assets 100.0%		$11,218,119,691

See Abbreviations on page 47.

aSecurity purchased on a when-issued or delayed delivery basis. See Note 1(b).
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

38 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities
October 31, 2014 (unaudited)

Assets:
Investments in securities:
Cost	$9,677,368,828
Value	$10,630,798,727
Cash	574,554,668
Receivables:
Capital shares sold	14,788,812
Interest	143,171,595
Other assets	2,223
Total assets	11,363,316,025
Liabilities:
Payables:
Investment securities purchased	124,105,303
Capital shares redeemed	14,022,212
Management fees	4,186,873
Distribution fees	1,358,890
Transfer agent fees	1,215,298
Accrued expenses and other liabilities	307,758
Total liabilities	145,196,334
Net assets, at value	$11,218,119,691
Net assets consist of:
Paid-in capital	$10,448,218,561
Undistributed net investment income	6,583,360
Net unrealized appreciation (depreciation)	953,429,899
Accumulated net realized gain (loss)	(190,112,129)
Net assets, at value	$11,218,119,691
Class A:
Net assets, at value	$8,522,935,907
Shares outstanding	681,591,825
Net asset value per share[a]	$12.50
Maximum offering price per share (net asset value per share ÷ 95.75%)	$13.05
Class C:
Net assets, at value	$1,149,122,536
Shares outstanding	91,970,537
Net asset value and maximum offering price per share[a]	$12.49
Advisor Class:
Net assets, at value	$1,546,061,248
Shares outstanding	123,547,445
Net asset value and maximum offering price per share	$12.51

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	|	39

FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended October 31, 2014 (unaudited)

Investment income:
Interest	$245,744,469
Expenses:
Management fees (Note 3a)	24,664,156
Distribution fees: (Note 3c)
Class A	4,231,777
Class C	3,720,882
Transfer agent fees: (Note 3e)
Class A	2,346,315
Class C	317,408
Advisor Class	395,921
Custodian fees	47,927
Reports to shareholders	235,728
Registration and filing fees	260,042
Professional fees	112,874
Trustees’ fees and expenses	64,762
Other	222,353
Total expenses	36,620,145
Net investment income	209,124,324
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(8,955,969)
Net change in unrealized appreciation (depreciation) on investments	265,570,232
Net realized and unrealized gain (loss)	256,614,263
Net increase (decrease) in net assets resulting from operations	$465,738,587

40 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FEDERAL TAX-FREE INCOME FUND
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$209,124,324	$449,446,314
Net realized gain (loss) from investments	(8,955,969)	(133,548,602)
Net change in unrealized appreciation (depreciation) on investments	265,570,232	(477,200,838)
Net increase (decrease) in net assets resulting from operations	465,738,587	(161,303,126)
Distributions to shareholders from:
Net investment income:
Class A	(163,626,640)	(338,916,803)
Class C	(19,066,764)	(43,100,658)
Advisor Class	(27,996,076)	(63,773,911)
Total distributions to shareholders	(210,689,480)	(445,791,372)
Capital share transactions: (Note 2)
Class A	84,271,107	(730,497,906)
Class C	2,251,145	(326,845,365)
Advisor Class	198,477,765	(353,200,936)
Total capital share transactions	285,000,017	(1,410,544,207)
Net increase (decrease) in net assets	540,049,124	(2,017,638,705)
Net assets:
Beginning of period	10,678,070,567	12,695,709,272
End of period	$11,218,119,691	$10,678,070,567
Undistributed net investment income included in net assets:
End of period	$6,583,360	$8,148,516

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 41

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund purchases securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

42 | Semiannual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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Semiannual Report | 43

FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest
At October 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
		Six Months Ended		Year Ended
		October 31, 2014		April 30, 2014
		Shares	Amount	Shares	Amount
Class A Shares:
Shares sold		43,447,993	$537,349,371	126,987,593	$1,512,426,000
Shares issued in reinvestment of distributions		11,394,696	140,480,630	24,038,774	287,863,451
Shares redeemed		(48,028,201)	(593,558,894)	(212,506,889)	(2,530,787,357)
Net increase (decrease)		6,814,488	$84,271,107	(61,480,522)	$(730,497,906)
Class C Shares:
Shares sold		5,742,188	$70,942,130	11,234,248	$135,129,834
Shares issued in reinvestment of distributions		1,309,978	16,142,616	3,049,740	36,536,890
Shares redeemed		(6,867,594)	(84,833,601)	(41,853,867)	(498,512,089)
Net increase (decrease)		184,572	$2,251,145	(27,569,879)	$(326,845,365)
Advisor Class Shares:
Shares sold		24,108,085	$298,285,173	46,340,565	$555,154,397
Shares issued in reinvestment of distributions		1,996,259	24,633,215	4,782,816	57,278,697
Shares redeemed		(10,056,441)	(124,440,623)	(80,833,312)	(965,634,030)
Net increase (decrease)		16,047,903	$198,477,765	(29,709,931)	$(353,200,936)

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary		Affiliation
Franklin Advisers, Inc. (Advisers)		Investment manager
Franklin Templeton Services, LLC (FT Services)		Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)		Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)		Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

44 | Semiannual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$866,530
CDSC retained	$54,169

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended October 31, 2014, the Fund paid transfer agent fees of $3,059,644, of which $998,396 was retained by Investor Services.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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Semiannual Report | 45

FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)
At April 30, 2014, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$15,858,622
2018	3,803,336
2019	17,435,155
Capital loss carryforwards not subject to expiration:
Short term	88,398,022
Long term	50,032,740
Total capital loss carryforwards	$175,527,875

At October 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$9,681,513,295

Unrealized appreciation	$1,033,577,864
Unrealized depreciation	(84,292,432)
Net unrealized appreciation (depreciation)	$949,285,432

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2014, aggregated $317,466,572 and $333,130,320, respectively.

6. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended October 31, 2014, the Fund did not use the Global Credit Facility.

46 | Semiannual Report

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FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

8. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ACA	American Capital Access Holdings Inc.	IDA	Industrial Development Authority/Agency
AGMC	Assured Guaranty Municipal Corp.	IDC	Industrial Development Corp.
AMBAC	American Municipal Bond Assurance Corp.	ISD	Independent School District
BHAC	Berkshire Hathaway Assurance Corp.	MFHR	Multi-Family Housing Revenue
CDA	Community Development Authority/Agency	MFR	Multi-Family Revenue
CIFG	CDC IXIS Financial Guaranty	MTA	Metropolitan Transit Authority
COP	Certificate of Participation	NATL	National Public Financial Guarantee Corp.
EDA	Economic Development Authority	NATL RE	National Public Financial Guarantee Corp. Reinsured
EDC	Economic Development Corp.	PBA	Public Building Authority
ETM	Escrow to Maturity	PCC	Pollution Control Corp.
FGIC	Financial Guaranty Insurance Co.	PCR	Pollution Control Revenue
FHA	Federal Housing Authority/Agency	PFAR	Public Financing Authority Revenue
FICO	Financing Corp.	PSF	Permanent School Fund
GNMA	Government National Mortgage Association	RDA	Redevelopment Agency/Authority
GO	General Obligation	RDAR	Redevelopment Agency Revenue
HDA	Housing Development Authority/Agency	SFMR	Single Family Mortgage Revenue
HFAR	Housing Finance Authority Revenue	UHSD	Unified/Union High School District
HFC	Housing Finance Corp.	USD	Unified/Union School District
		XLCA	XL Capital Assurance

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Semiannual Report | 47

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

48 | Semiannual Report

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FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report and Shareholder Letter
Franklin Federal Tax-Free Income Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/ 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

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116 S 12/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 26, 2014

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date  December 26, 2014